Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 536.2	€ 214.7	€ 309.3
Liabilities measured at fair value	3,923.0	4,667.0	4,478.7
Financial assets (liabilities) at fair value	4,459.2	4,881.7	4,788.0
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	536.2	214.7	309.3
Liabilities measured at fair value	197.7	606.0	4.3
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) at fair value	4,459.2	4,881.7	4,788.0
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	536.2	214.7	309.3
Liabilities measured at fair value	197.7	606.0	4.3
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	8.0	599.0	0.5
Foreign currency forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	8.0	599.0	0.5
Foreign currency forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	8.0	599.0	0.5
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	189.7
Commodity forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	189.7
Commodity forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	189.7
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		7.0	3.8
Interest rate swaps [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		7.0	3.8
Interest rate swaps [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		7.0	3.8
Long term debt
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,725.3	4,061.0	4,474.4
Long term debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,725.3	4,061.0	4,474.4
Long term debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,725.3	4,061.0	4,474.4
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	527.7	4.6	239.4
Foreign currency forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	527.7	4.6	239.3
Foreign currency forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	527.7	4.6	239.3
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.5	209.8	58.2
Commodity forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.5	209.8	58.2
Commodity forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.5	209.8	58.2
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.0
Currency swap contract [member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.0
Currency swap contract [member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 4.0
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		0.3	11.7
Interest rate swaps [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		0.3	11.8
Interest rate swaps [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		€ 0.3	€ 11.8